UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President & Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: March 29, 2019
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of March 29, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 21,846	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 2.64%, 12/25/2029 1-mo. LIBOR + 0.15%	$ 21,846
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $21,846)		$ 21,846
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 76.77%
	Federal Home Loan Bank
25,000,000	2.43%, 04/02/2019	24,995,010
25,000,000	2.42%, 04/03/2019	24,993,362
50,000,000	2.43%, 04/04/2019	49,983,358
75,000,000	2.45%, 04/10/2019	74,944,744
25,000,000	2.43%, 04/11/2019	24,980,056
75,000,000	2.45%, 04/12/2019	74,934,602
25,000,000	2.45%, 04/15/2019	24,973,157
50,000,000	2.45%, 04/16/2019	49,943,123
75,000,000	2.45%, 04/17/2019	74,909,460
25,000,000	2.45%, 04/18/2019	24,968,131
50,000,000	2.46%, 04/22/2019	49,922,721
50,000,000	2.45%, 04/23/2019	49,919,508
50,000,000	2.45%, 04/24/2019	49,916,117
25,000,000	2.45%, 04/25/2019	24,956,501
25,000,000	2.45%, 04/26/2019	24,954,694
25,000,000	2.46%, 04/30/2019	24,947,899
50,000,000	2.45%, 05/01/2019	49,892,792
50,000,000	2.46%, 05/02/2019	49,889,087
25,000,000	2.45%, 05/08/2019	24,934,845
25,000,000	2.47%, 05/09/2019	24,932,603
25,000,000	2.45%, 05/10/2019	24,931,454
50,000,000	2.45%, 05/13/2019	49,852,885
25,000,000	2.47%, 05/14/2019	24,924,193
50,000,000	2.46%, 05/15/2019	49,845,424
25,000,000	2.46%, 05/20/2019	24,914,342
25,000,000	2.46%, 05/21/2019	24,912,663
50,000,000	2.47%, 05/22/2019	49,821,357
50,000,000	2.47%, 05/24/2019	49,814,793
25,000,000	2.47%, 05/29/2019	24,898,830
25,000,000	2.47%, 06/05/2019	24,887,174
25,000,000	2.46%, 06/07/2019	24,884,389
25,000,000	2.46%, 06/11/2019	24,877,704
25,000,000	2.46%, 06/12/2019	24,875,754
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 25,000,000	2.48%, 06/25/2019	$ 24,853,138
25,000,000	2.47%, 06/26/2019	24,851,776
25,000,000	2.46%, 06/28/2019	24,848,990
25,000,000	Federal National Mortgage Association 2.44%, 05/06/2019	24,938,325
		1,346,824,961
U.S. Treasury Bonds and Notes — 25.31%
	U.S. Treasury Bills
50,000,000	2.41%, 04/02/2019	49,989,964
50,000,000	2.37%, 04/11/2019	49,960,583
50,000,000	2.40%, 04/16/2019	49,943,421
50,000,000	2.41%, 04/18/2019	49,936,569
100,000,000	2.42%, 04/30/2019	99,802,470
25,000,000	2.40%, 05/09/2019	24,933,622
45,000,000	2.41%, 05/14/2019	44,864,901
25,000,000	2.41%, 05/21/2019	24,913,130
25,000,000	2.41%, 06/06/2019	24,886,493
25,000,000	2.43%, 06/20/2019	24,862,681
		444,093,834
Repurchase Agreements — 0.79%
13,800,000	Repurchase agreement (principal amount/value $13,800,000 with a maturity value of $13,802,883 with Daiwa Capital Markets America Inc, 2.50%, dated 3/29/19 to be repurchased at $13,802,883 on 4/1/19 collateralized by a U.S. Treasury security, 2.38%, 5/15/27, with a value of $14,076,059.	13,800,000
SHORT TERM INVESTMENTS — 102.87% (Cost $1,804,718,795)		$1,804,718,795
TOTAL INVESTMENTS — 102.87% (Cost $1,804,740,641)		$1,804,740,641
OTHER ASSETS & LIABILITIES, NET — (2.87)%		$ (50,359,571)
TOTAL NET ASSETS — 100.00%		$1,754,381,070

(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 29, 2019.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

March 29, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 29, 2019, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 29, 2019

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:May 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:May 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:May 22, 2019